Taxes Other Than Income Taxes	12 Months Ended
Dec. 31, 2018
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Taxes Other Than Income Taxes
9	TAXES OTHER THAN INCOME TAXES

	2018	2017	2016
	RMB	RMB	RMB
Consumption tax	149,455	142,708	140,268
Resource tax	24,339	18,000	14,472
Crude oil special gain levy	4,750	—	—
Other	38,723	37,314	34,868

	217,267	198,022	189,608